Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred taxation
Share-based payments	£ (4)		£ (12)
Defined benefit plans	(247)	£ 94	(110)
Exchange movements	0	0	0
Fair value movements on cash flow hedges		2
Fair value movements on available-for-saleinvestments	29	51	(55)
Total equity and comprehensive income	(222)	147	(177)
Total (charge)/credit to equity and statement of comprehensive income	(196)	186	(125)
Share-based payments		7	22
Defined benefit plans	26	32	30
Total equity and comprehensive income	£ 26	£ 39	£ 52